Zurich Scudder Investments, Inc.
                                            Two International Place
                                            Boston, MA  02110
                                            January 4, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Post Effective Amendment No. 36 to the Registration Statement on Form N-1A of Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund (the "Funds"), each a series of Scudder State Tax-Free Income Series (the "Trust") (Reg. No. 2-81549) (811-3657)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 2001.

         Any questions concerning this certificate may be directed to Lauren Giudice at 617-295-2560.


                                  Very truly yours,


                                  Scudder California Tax-Free Income Fund
                                  Scudder Florida Tax-Free Income Fund
                                  Scudder New York Tax-Free Income Fund


                                  By:      /s/John Millette
                                           -------------------------------------
                                           John Millette
                                           Secretary


llg/cml
cc:      David Sturms, Esq., Vedder, Price, Kaufman & Kammholz
         Stephanie Grauerholz-Lofton, Esq., Vedder, Price, Kaufman & Kammholz